Organization and Principal Business Activity and Summary of Significant Accounting Policies (Details)	Jun. 30, 2022 shares
Organization and Principal Business Activity [Line Items]
Exchanged common stock outstanding	900
Common Stock [Member]
Organization and Principal Business Activity [Line Items]
Exchanged common stock outstanding	47,500,000